Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 5 – Accrued Expenses and Other Current Liabilities

As of September 30, 2022 and December 31, 2021, accrued expenses and other current liabilities consisted of the following:

	September 30, 2022	December 31, 2021
L&F milestone payment liability	$1,501,887	$1,500,000
L&F Note	(351,579)	(351,579)
L&F, net	1,510,308	1,148,421
Payroll accrual	879,026	-
Accrued Interest	660,123	748,767
Deferred rent	12,077	16,913
Total accrued expenses and other current liabilities	$2,701,534	$1,914,101

Note 5 — Accrued Expenses and Other Current Liabilities

As of December 31, 2021 and 2020, accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
L&F milestone payment liability	$1,500,000	$1,500,000
L&F Note (see Note 4)	(351,579)	(351,579)
L&F, net	1,148,421	1,148,421
Payroll accrual	—	911,737
Accrued interest	748,767	244,706
Deferred rent	16,913	20,502
Other	—	93
Total accrued expenses and other current liabilities	$1,914,101	$2,325,459